Organization and Principal Activities	12 Months Ended
Mar. 31, 2025
Organization and Principal Activities [Abstract]
Organization and principal activities
1.	Organization and principal activities

(a)	Principal activities

Boqii Holding Limited (“Boqii Holding”, or the “Company”), was incorporated under the laws of the Cayman Islands in June 2012, as an exempted company with limited liability. In these consolidated financial statements, where appropriate, the term “Company” also refers to its subsidiaries, the VIEs and the VIEs’ subsidiaries as a whole.

The Company operates as an online one-stop destination for users to shop for a variety of pet products and interact with other users in its online pet community in the People’s Republic of China (the “PRC”), through its online platforms (Boqii.com and Boqii application, collectively “Boqii Marketplace”), branded stores on third-party online platforms (the “Online Branded Stores”) and its online pet community (“Boqii Community”). In addition to online business, the Company provides pet products to offline pet stores and hospitals.

The Company’s consolidated financial statements include the financial statements of the Company, its subsidiaries, consolidated VIEs and VIEs’ subsidiaries.

As of March 31, 2025, the Company’s principal subsidiaries, consolidated VIEs and major VIEs’ subsidiaries are as follows:

Name of subsidiaries and VIE	Place of incorporation	Date of incorporation or acquisition	Percentage of direct or indirect	Principal activities
Subsidiaries:
Boqii Corporation Limited (“Boqii Corporation”)	Hong Kong	July 2012	100%	Investment holding
Boqii International Limited	Hong Kong	August 2016	100%	Investment holding
Xingmu International Limited	British Virgin Islands	August 2019	51%	Investment holding
Xingmu HK Limited	Hong Kong	November 2019	51%	Investment holding
Nanjing Xinmu Information Technology Co., Ltd. (“Xingmu WFOE”)	Nanjing, the PRC	November 2019	51%	Technology development and sales of merchandise
Xincheng (Shanghai) Information Technology Co., Ltd. (“Shanghai Xincheng”)	Shanghai, the PRC	November 2012	100%	Technology development and sales of merchandise
Shanghai Yiqin Pets Products Co., Ltd.	Shanghai, the PRC	February 2013	100%	Technology development and sales of merchandise

Consolidated VIEs
Guangcheng (Shanghai) Information Technology Co., Ltd. (“Shanghai Guangcheng”)	Shanghai, the PRC	November 2012	100%	Operates the Company’s own online e-commerce platform
Nanjing Xingmu Biotechnology Co., Ltd. (“Nanjing Xingmu”)	Nanjing, the PRC	November 2019	51%	Biotechnology research and development
Suzhou Taicheng Supply Chain Co., Ltd. (“Suzhou Taicheng”)	Suzhou, the PRC	June 2021	100%	Sales of merchandise
Suzhou Xingyun Yueming Supply Chain Co., Ltd. (“Suzhou Xingyun”)	Suzhou, the PRC	April 2022	100%	Sales of merchandise

Subsidiaries of VIEs
Boqii (Shanghai) Information Technology Co., Ltd.	Shanghai, the PRC	August 2014	90%	Technology development
(b)	Consolidated variable interest entities

In order to comply with the PRC laws and regulations which prohibit or restrict foreign investments into companies involved in restricted businesses, the Company operates online platforms that provide internet information services and engages in other foreign-ownership-restricted businesses through certain PRC domestic companies (the PRC Domestic Companies, or the “VIEs”). The equity interests of the PRC Domestic Companies are held by certain management members of the Company or onshore nominees of certain investors of the Company (“Nominee Shareholders”), who act as nominee equity holders of the PRC Domestic Companies on behalf of Shanghai Xincheng and Xingmu WFOE, the Company’s wholly owned subsidiaries in the PRC (the “WFOEs”). The WFOEs entered into a series of contractual arrangements with the PRC Domestic Companies and their respective Nominee Shareholders (the “Contractual Arrangements”). These Contractual Agreements cannot be unilaterally terminated by the Nominee Shareholders or the PRC Domestic Companies. Through the Contractual Arrangements, the Nominee Shareholders have granted all their legal rights including voting rights and disposition rights of their equity interests in the PRC Domestic Companies to the WFOEs. The Nominee Shareholders do not have the power to direct the activities of the PRC Domestic Companies that most significantly impact their economic performance. The Nominee Shareholders do not have the obligation to absorb losses of the PRC Domestic Companies that could potentially be significant to them or the right to receive benefits from the PRC Domestic Companies that could potentially be significant to them. Accordingly, the PRC Domestic Companies are considered as variable interest entities of the Company, through the WFOEs.

In accordance with Accounting Standards Codification (“ASC”) 810-10-25-38A, the Company, through its WFOEs, has a controlling financial interest in the VIEs because the WFOEs have the power to direct activities of the VIEs that most significantly impact the economic performance of the VIEs. In addition, under the terms of the Contractual Arrangements, the WFOEs have (i) the right to receive economic benefits that could potentially be significant to the VIEs in the form of service fees under the Exclusive Consultation and Service Agreements; (ii) the right to receive all dividends declared by the VIEs and the right to all undistributed earnings of the VIEs; and (iii) the obligation to absorb the substantially expected losses and the right to receive the residual benefits of the VIEs through its exclusive option to acquire 100% of the equity interests in the VIEs, to the extent permitted under PRC law. Thus, the Company, through the WFOEs, has the obligation to absorb the expected losses and the right to receive expected residual return of the VIEs that could potentially be significant to the VIEs.

Based on the above, the Company, through the WFOEs, is the ultimate primary beneficiary of the VIEs. Accordingly, the financial statements of the VIEs and their subsidiaries are consolidated in the Company’s consolidated financial statements.

Loan Agreements

Pursuant to the relevant loan agreements, the WFOEs have granted interest-free loans to the relevant Nominee Shareholders of the relevant VIEs with the sole purpose of providing funds necessary for the capital injection to the relevant VIEs.

The loans can only be repaid by transfer of the equity interests of the relevant VIEs held by the Nominee Shareholders, and shall be repaid upon the occurrence of, among other events, the WFOEs exercise of their options to purchase the relevant VIEs’ equity interests under the Exclusive Option Agreements (refer to following section for further details). Any proceeds received by the Nominee Shareholders from transfer of the equity interests shall also be repaid to the WFOEs as part of the loan repayments.

Other events that will lead to loan repayments include: the Nominee Shareholders receiving a written notice from the relevant PRC subsidiaries requesting loan repayments; the death or loss of capacity for civil conduct of the Nominee Shareholders; the Nominee Shareholders no longer acting as shareholders of the relevant VIEs or employees of the relevant VIEs, PRC subsidiaries or their related parties; the Nominee Shareholders being involved in criminal activities; or, any third party making a claim in an amount over RMB 500,000 against the Nominee Shareholders.

The loans shall be considered fully repaid when the Nominee Shareholders have transferred all equity interests held by them to the WFOEs or a party designated by the WFOEs. The Loan Agreements shall remain valid until the Nominee Shareholders repaid the relevant loans to the WFOEs.

Exclusive Option Agreements

The Nominee Shareholders of the VIEs have granted the WFOEs the exclusive and irrevocable right to purchase or to designate one or more person(s) at their discretion to purchase part or all of the equity interests in the VIEs from the Nominee Shareholders for a purchase price at any time, subject to the lowest price permitted by PRC laws and regulations. The VIEs and their Nominee Shareholders have agreed that without prior written consent of the WFOEs, their respective Nominee Shareholders cannot sell, transfer, pledge or dispose their equity interests, and the VIEs cannot sell, transfer, pledge or dispose, but not limit to, the equity interests, significant assets, significant revenue and significant business. Also as agreed, the VIEs cannot declare any dividend or change capitalization structure of the VIEs and cannot enter into any loan or investment agreements. Furthermore, the Nominee Shareholders have agreed that any proceeds but not limited to the sales of the Nominee Shareholders’ equity interest in relevant VIEs should be gratuitously paid to the WFOEs or one or more person(s) at their discretion. The Exclusive Option Agreement will remain effective until all equity options in VIEs held by such Nominee Shareholders are transferred or assigned to the WFOEs or their designated representatives.

Proxy Agreement and Power of Attorney

Pursuant to the irrevocable power of attorney, each of the Nominee Shareholders appointed the WFOEs as their attorney-in-fact to exercise all shareholder rights under PRC law and the relevant articles of association, including but not limited to, attending shareholders meetings, voting on their behalf on all matters requiring shareholder approval, including but not limited to sale, transfer, pledge, or disposition of all or part of the Nominee Shareholders’ equity interests, and designation and appointing the legal representative, directors, supervisors, chief executive officer and other senior management members of the VIEs. Each power of attorney will remain in force during the period when the Nominee Shareholders continues to be shareholders of the VIEs. Each Nominee Shareholder has waived all the rights which have been authorized to the person designated by the WFOEs under each power of attorney.

Exclusive Consultation and Service Agreements

Pursuant to the Exclusive Consultation Service Agreements, the WFOEs have agreed to provide to the VIEs services, including, but not limited to, design and maintenance of the E-Commerce platform, consulting services, technical training, research, planning and development of the market and customer support. The VIEs shall pay to the WFOEs service fees determined based on the complexity and difficulty of the services, title of and time consumed by employees, contents and value of the services, operation conditions and market price of the service provided. The Exclusive Consultation and Service Agreements will be in effect permanent unless terminated by the WFOEs. The WFOEs have the exclusive ownership of all the intellectual property rights created as a result of the performance of the agreements.

Intellectual Property License Agreements

Pursuant to the intellectual property license agreements, the WFOEs have granted a non-exclusive and non-transferable license, without sublicensing rights, to the VIEs to use its intellectual property. The VIEs may only use the licenses in its own business operations. The VIEs agree to pay the WFOEs a quarterly service fee at an amount that is equal to the VIEs’ revenue for the relevant quarter with a certain percentage or an amount adjusted at the WFOEs’ sole discretion for the relevant quarter, which should be paid within 15 business days after the VIEs confirm in writing the amount and breakdown of the service fee for the relevant quarter. The agreement has a term of 10 years and shall automatically renew at the end of each term for a further term of 10 years, unless otherwise terminated by the WFOEs in its sole discretion with 90 days’ prior written notice.

Equity Interest Pledge Agreements

Pursuant to the relevant equity interest pledge agreements, the Nominee Shareholders of the VIEs have pledged 100% equity interests in relevant VIEs to the WFOEs to guarantee performance by the Nominee Shareholders of their obligations under the Exclusive Option Agreements, the Proxy Agreement and Power of Attorney and the Loan Agreements, as well as the performance by the VIEs of their obligations under the Exclusive Option Agreements, the Exclusive Consultation and Service Agreements and Intellectual Property License Agreements. In the event of a breach by the VIEs or any of their Nominee Shareholders of contractual obligations under the Contractual Agreements, as the case may be, the WFOEs, as pledgee, will have the right to dispose of the pledged equity interests in the relevant VIEs and will have priority in receiving the proceeds from such disposal. The Nominee Shareholders of the VIEs also covenant that, without the prior written consent of the WFOEs, they will not dispose of, create or allow any encumbrance on the pledged equity interests. The Equity Interest Pledge Agreements will remain in effect so long as any of the Loan Agreements, the Exclusive Consultation Service Agreements, the Exclusive Option Agreements, the Proxy Agreement and Power of Attorney, or the Intellectual Property License Agreements, as mentioned above, remains in effect or any guaranteed obligations of the VIEs, or, to the extent applicable, its Nominee Shareholders, remains outstanding under the Contractual Agreements. The pledge was registered with the relevant local administration and will remain binding until the VIEs and their Nominee Shareholders discharge all their obligations under the Contractual Arrangements. The registration of the equity pledge enables the WFOEs to enforce the equity pledge against third parties who acquire the equity interests of the VIEs in good faith.

One set of existing Contractual Agreements were initially entered into in September 2012 by Shanghai Xincheng (one of the Company’s WFOEs), Shanghai Guangcheng (one of the Company’s VIEs) and its nominee shareholders, was subsequently amended and restated on substantially similar terms in September 2017, October 2019, August 2020 and September 2022, respectively. One set of existing Contractual Agreements were entered into in September 2019 by Xingmu WFOE (one of the Company’s WFOEs), Nanjing Xingmu (one of the Company’s VIEs) and its Nominee Shareholders.  One set of Contractual Agreements were entered into in June 2021 by Shanghai Xincheng (one of the Company’s WFOEs), Suzhou Taicheng (one of the Company’s VIEs) and its Nominee Shareholders, was subsequently amended and restated on substantially similar terms in February 2023. A new set of Contractual Agreements were entered into in April 2022 by Shanghai Meiyizhi Supply Chain Co,Ltd (one of the Company’s WFOEs), Suzhou Xingyun (one of the Company’s VIEs) and its Nominee Shareholders. The Loan Agreements, Exclusive Option Agreements, Proxy Agreement and Power of Attorney, Exclusive Consultation and Service Agreements, Intellectual Property License Agreements and Equity Interest Pledge Agreements were amended to reflect the changes of shareholders’ holding in the VIE in their respective dates. No other material terms or conditions of these agreements were changed or altered. There was no impact to the Company’s control over the VIEs and the Company continues to consolidate the VIEs.

(c)	Risks in relations to the VIE structure

Under the Contractual Agreements with the consolidated VIEs, the Company has the power to direct activities of the consolidated VIEs and VIEs’ subsidiaries through the Company’s relevant PRC subsidiaries, and can have assets transferred freely out of the consolidated VIEs and VIEs’ subsidiaries without restrictions. Therefore, the Company considers that there is no asset of the consolidated VIEs that can only be used to settle obligations of the respective consolidated VIEs, except for the registered capital of the consolidated VIEs amounting to RMB52 million and RMB 52 million as of March 31, 2024 and 2025. Since the consolidated VIEs and VIEs’ subsidiaries are incorporated as limited liability companies under the PRC Law, creditors of the consolidated VIEs and VIEs’ subsidiaries do not have recourse to the general credit of the Company.

The Company believes that the Company’s relevant PRC subsidiaries’ Contractual Arrangements with the consolidated VIEs and the Nominee Shareholders are in compliance with PRC laws and regulations, as applicable, and are legally binding and enforceable. However, uncertainties in the PRC legal system could limit the Company’s ability to enforce these contractual arrangements.

In addition, if the current structure or any of the contractual arrangements were found to be in violation of any existing or future PRC law, the Company may be subject to penalties, which may include but not be limited to, the cancellation or revocation of the Company’s business and operating licenses, being required to restructure the Company’s operations or terminate the Company’s operating activities. The imposition of any of these or other penalties may result in a material and adverse effect on the Company’s ability to conduct its operations. In such case, the Company may not be able to operate or control the VIEs, which may result in deconsolidation of the VIEs.

The following table set forth the assets, liabilities, results of operations and changes in cash, cash equivalents and restricted cash of the consolidated VIEs and their subsidiaries taken as a whole, which were included in the Company’s consolidated financial statements with intercompany transactions eliminated (RMB in thousands):

	As of March 31,
	2024	2025
	RMB	RMB

Cash and cash equivalents	19,197	14,308
Short-term investments	-	4,000
Accounts receivable, net	23,731	20,551
Amounts due from related parties	7,298	6,069
Inventories, net	11,104	6,057
Prepayments and other current assets	32,418	33,197
Inter-company receivables	19,140	12,579
Property and equipment, net	2,444	3,461
Intangible assets	25	15
Operating lease right-of-use assets	7,346	2,050
Long-term investments	65,849	64,975
Other non-current asset	2,093	529
Total assets	190,645	167,791

	As of March 31,
	2024	2025
	RMB	RMB

Short-term borrowings	10,213	63
Accounts payable	2,279	421
Salary and welfare payable	440	57
Accrued liabilities and other current liabilities	6,759	3,563
Contract liabilities	1,579	1,768
Operating lease liabilities, current	5,254	1,284
Inter-company payables	997,922	1,011,916
Operating lease liabilities, non-current	2,209	538
Other debts, non-current	11,500	200
Total liabilities	1,038,155	1,019,810
	Year Ended March 31,
	2023	2024	2025
	RMB	RMB	RMB
Net revenues:
Third-party revenues	786,152	463,457	232,187
Inter-company revenues	86,463	41,335	27,336
Total revenues	872,615	504,792	259,523
Cost of revenues:
Third-party cost of revenues	(81,810)	(92,297)	(61,726)
Inter-company cost of revenues	(534,518)	(266,823)	(121,990)
Total cost of revenues	(616,328)	(359,120)	(183,716)
Gross profit	256,287	145,672	75,807
Operating expenses:
Third-party operating expenses	(237,852)	(138,799)	(81,627)
Inter-company operating expenses	(41)	286	-
Total operating expenses	(237,893)	(138,513)	(81,627)
Impairment of goodwill	(994)	-	-
Other income, net	158	961	592
Profit/(Loss) from operations	17,558	8,120	(5,228)
Non-operating expense	(29)	(15,744)	(419)
Profit/(Loss) before income tax expenses	17,529	(7,624)	(5,647)
Income tax benefits	21	38	-
Share of results of equity investees	(82)	50	(22)
Net profit/(loss)	17,468	(7,536)	(5,669)

Cash flows from operating activities:
Net cash provided by transactions with external parties	471,991	244,798	116,914
Net cash used in transactions with the Company’s entities	(449,155)	(717,589)	(175,936)
Net cash generated from/ (used in) operating activities	22,836	(472,791)	(59,022)
Cash flows from investing activities:
Other investing activities	(9,638)	5,219	(1,672)
Net cash (used in) / generated from investing activities	(9,638)	5,219	(1,672)
Cash flows from financing activities:
Other financing activities	(88,469)	3,032	(20,150)
Cash flows of loan funding received from the Company’s entities, net of repayments made	69,204	468,214	75,955
Net cash (used in)/generated from financing activities	(19,265)	471,246	55,805